PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
Prepaid Expenses And Other Current Assets
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 9 — PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of December 31, 2023, and 2022, prepaid expenses and other current assets consist of:

	As of December 31,
	2023	2022
Prepaid expenses	$631,221	$798,140
Deposits	10,268	165,868
Other current assets	25,184	126,779
Total	$666,673	$1,090,787